Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 23. Income Taxes

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Domestic	$(10,351)	$36,764	$37,071
Foreign	77,657	14,408	19,887

	$67,306	$51,172	$56,958

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2010	2011	2012
Current:
Domestic	$—	$3,358	$(361)
Foreign	12,296	3,599	9,336

Total current provision	$12,296	$6,957	$8,975
Deferred:
Domestic	(1,430)	(50,646)	8,701
Foreign	(1,472)	(5,571)	(6,535)

Total deferred provision (benefit)	$(2,902)	$(56,217)	$2,166

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2010	2011	2012
Income tax expense at statutory rate (1)	$17,163	$12,793	$14,240
Foreign tax rate differential	(12,878)	(6,114)	(6,717)
Benefits from innovation tax regime	(21,562)	(2,721)	(5,847)
Non-deductible expenses	30,181	3,200	4,170
Valuation allowance	—	4,220	5,512
Group tax restructuring deferred tax asset	—	(58,494)	—
Other	(3,510)	(2,144)	(217)

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

(1)	Statutory rate was 25.5% in 2010, 25% in 2011 and 25% in 2012.

Significant components of deferred tax assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Fixed assets and intangible assets	$46,673	$33,641
Deferred revenues	21,544	31,392
Provisions and reserves	740	1,133
Net operating loss carry forwards	15,306	23,895
Other	81	179

Gross deferred tax assets	$84,344	$90,240
Valuation allowance	(6,200)	(11,359)

Total deferred tax asset	$78,144	$78,881

Deferred tax liabilities:
Deferred revenues	—	1,806

Total deferred tax liabilities	$—	$1,806

Net deferred tax asset	$78,144	$77,075

Deferred tax asset – current portion	$18,394	$24,361
Deferred tax asset – non-current portion	59,750	53,805
Deferred tax liability – current portion	—	1,091
Deferred tax liability – non-current portion	—	—

Net deferred tax asset	$78,144	$77,075

The Company maintains a valuation allowance on net operating losses and other deferred tax assets in jurisdictions for which it does not believe it is more-likely-than-not to realize those deferred tax assets based upon all available positive and negative evidence, including historical operating performance, carryback periods, reversal of taxable temporary differences, tax planning strategies and earnings expectations. The Company’s valuation allowance increased by $5,464 and $5,159 for the years ended December 31, 2011 and 2012, respectively.

The primary reason for the increase in tax expense for the year ended December 31, 2012 is the result of a deferred tax asset that arose due to a group restructuring that occurred in 2011. By undertaking this restructuring the Company optimized its tax rate and additional tax depreciation on certain assets, both of which result in cash tax savings to the Company thereby making additional cash available to the Company for additional investments in such areas as research and development.

As of December 31, 2012, the Company had net operating loss carry forwards of approximately $95,176 which will be available to offset future taxable income. If not used, approximately $73,133 of these carry forwards will expire between 2015 and 2031. The remaining portion of the carry forwards arose in jurisdictions where losses do not expire.

The Company intends to remit all earnings in its foreign subsidiaries but has determined that these earnings can be remitted tax free so no deferred tax liability has been established for any unremitted earnings.

The Company accounts for its uncertain tax positions in accordance with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FASB ASC 740-10”). As of December 31, 2011 and December 31, 2012, the Company had no unrecognized tax benefits. During the year ended December 31, 2011, the Company settled its sole uncertain tax position resulting in a benefit of $638.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expense. The Company had no amounts accrued for interest and penalties during the years presented.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$—	$1,541	$—
Additions for tax positions taken during the current period	1,541	—	—
Reductions due to settlements with taxing authorities	—	(1,541)	—

Balance at December 31,	$1,541	$—	$—

The Company files numerous consolidated and separate company income tax returns in its domestic and foreign jurisdictions. The Company has no ongoing examinations with local tax authorities. The Company does not expect the amount of unrecognized tax benefits to materially change within the next twelve months. The table below summarizes the open tax years in major jurisdictions as of December 31, 2012:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2006 - 2012	N/A
Czech Republic	2010 - 2012	N/A
United Kingdom	2011, 2012	N/A
United States	2010 - 2012	N/A
Germany	2009 - 2012	N/A
France	2010 - 2012	N/A
Hong Kong	2010 - 2012	N/A
Cyprus	2011, 2012	N/A
China	2010 - 2012	N/A
Israel	2007 - 2012	N/A
Switzerland	2010 - 2012	N/A